Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses and other current assets [Abstract]
Vendor prepayments	$ 65,739	$ 37,538
VAT recoverable and other current assets	41,243	38,551
Prepaid insurance	36,496	187,446
Prepaid expenses	154,520	28,419
Total prepaid expenses and other current assets	$ 297,998	$ 291,954